Description of the Plan - Participant Investment Account Options (Details) - ArcBest 401(k) and DC Retirement Plan	12 Months Ended
Dec. 31, 2025
Description of the Plan
EBP, Investment Program, Single Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
ArcBest Corporation stock fund - common stock
Description of the Plan
Maximum percentage of investment in securities	10.00%
Self-directed brokerage accounts
Description of the Plan
Maximum percentage of investment in securities	25.00%